Consolidated Statement of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements of Income
Net revenue from services rendered	R$ 454,420	R$ 408,095	R$ 465,458
General and administrative expenses	(252,264)	(229,349)	(222,998)
Operating profit	202,156	178,746	242,460
Finance income	121,809	112,133	28,511
Finance expenses	(54,580)	(19,065)	(13,129)
Finance profit, net	67,229	93,068	15,382
Profit before income taxes	269,385	271,814	257,842
Income taxes	(49,926)	(52,413)	(49,227)
Profit for the year	219,459	219,401	208,615
Attributable to the shareholders of the parent company	220,608	219,417	208,615
Attributable to non-controlling interests	R$ (1,149)	R$ (16)	R$ 0
Basic earnings per share/quota in Brazilian Reais	R$ 4.02	R$ 3.89	R$ 3.77
Diluted earnings per share/quota in Brazilian Reais	R$ 3.85	R$ 3.84	R$ 3.77